SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


    NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                    Investment Company Act File No. 811-5639

                         Pacholder High Yield Fund, Inc.
                         -------------------------------
                               Name of Registrant

             8044 Montgomery Road, Suite 480, Cincinnati Ohio 45236
             ------------------------------------------------------
                      Address of Principal Executive Office

      The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)   Title of Class of Securities to be Redeemed:

            Auction Rate Cumulative Preferred Stock, Series W

(2)   Date on Which the Securities are to be Redeemed:

            August 1, 2002

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

            Part 1, Section 2(a)(i) of the Articles Supplementary Creating and Fixing the Rights of Auction Rate Cumulative Preferred Stock

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

            320 shares, selected pro rata among the holders of the shares in proportion to the number of shares they hold.

                                    SIGNATURE

      Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the city of Cincinnati and the state of Ohio on the 28th day of June 2002.

                                          Pacholder High Yield Fund, Inc.

                                               /s/ James E. Gibson
                                          By: ------------------------
                                                James E. Gibson
                                                Treasurer